Business Combination - Summary of the Elements of the Business Combination to the Condensed Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jul. 16, 2021
Business Combination, Separately Recognized Transactions [Line Items]
Less: transaction costs allocated to equity	$ (19,042)
Effect of Business Combination, net of redemption and transaction costs	512,936
Effect of Business Combination, net of redemption and transaction costs	354,634
Conversion of convertible notes into common stock	50,198
Recognize earnout liability	(188,373)
Recognize private placement warrants liability	(19,395)
Recapitalization of Legacy Hyzon common shares	83
Less: transaction costs allocated to equity	$ (19,857)
Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total shares of Common Stock immediately after Business Combination	246,994,209
Ascent options [Member] | Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total shares of Common Stock immediately after Business Combination	6,871,667
Legacy Hyzon [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Recognize earnout liability	$ (188,400)	$ (103,800)
Legacy Hyzon [Member] | Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total shares of Common Stock immediately after Business Combination	173,474,186
Conversion of Convertible Notes [Member] | Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total shares of Common Stock immediately after Business Combination	5,022,052
DCRB trust [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash	$ 191,181
DCRB trust [Member] | Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total shares of Common Stock immediately after Business Combination	26,126,304
PIPE Financing [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash	$ 340,797
PIPE Financing [Member] | Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total shares of Common Stock immediately after Business Combination	35,500,000
Founders Shares [Member] | DCRB trust [Member] | Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total shares of Common Stock immediately after Business Combination	5,643,125
Common Stock [Member] | Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Reverse recapitalization transaction, net, Shares	73,520,023
Common Stock [Member] | DCRB trust [Member] | Business Combination [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total shares of Common Stock immediately after Business Combination	20,483,179